Cover	Mar. 22, 2023
Cover [Abstract]
Entity Registrant Name	FCCC, Inc.
Entity Central Index Key	0000730669
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 22, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	06-0759497
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-08589
Entity Address Address Line 1	725 5th Ave
Entity Address Address Line 2	Floor 15
Entity Address City Or Town	New York City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	917
Local Phone Number	624-8888